Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	56-0181785
Plan number	002
Participation loans	$ 1,015,564
Total assets	$ 104,326,602
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Investment, Identifier [Axis]: AB / Brown Advisory / Emerald Advisors | Small Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,325,894
Investment, Identifier [Axis]: All Spring Investments | Special Small Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	538,706
Investment, Identifier [Axis]: Fidelity Management & Research | Fidelity Core Plus Commingled Pool CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,082,842
Investment, Identifier [Axis]: Great Gray Trust Company | Great Gray EuroPacific Growth CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,745,574
Investment, Identifier [Axis]: Harbor Capital Advisors | Harbor Capital Appreciation CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,877,520
Investment, Identifier [Axis]: HomeTrust Bancshares, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	8,033,580
Current Value	34,496,172
Investment, Identifier [Axis]: MFS Investment Management | Large Cap Value CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,872,671
Investment, Identifier [Axis]: MFS Investment Management | Mid Cap Growth CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,073,916
Investment, Identifier [Axis]: MFS Investment Management | Mid Cap Value CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	839,326
Investment, Identifier [Axis]: New York Life | Stable Value Anchor Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,602,023
Investment, Identifier [Axis]: Northern Trust | Collective Aggregate Bond Index Fund (CIT)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	402,091
Investment, Identifier [Axis]: Northern Trust | Collective All Country World Index (ex-US) CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	895,543
Investment, Identifier [Axis]: Northern Trust | Collective Extended Equity Mkt Index Fund Nonlending (CIT)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,524,700
Investment, Identifier [Axis]: Northern Trust | Collective S&P 500 Index Fund - DC (CIT)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,307,908
Investment, Identifier [Axis]: Participant loans | 4.25 - 9.50%, due through June 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2015 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,181,386
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2020 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,160,573
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2025 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,449,895
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2030 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,367,373
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2035 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,808,649
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2040 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,647,497
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2045 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,892,070
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2050 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,274,822
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2055 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,138,073
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2060 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	352,790
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2065 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,759
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid 2070 CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,364
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Principal LifeTime Hybrid Income CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	365,761
Investment, Identifier [Axis]: Principal | Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,588,074
Investment, Identifier [Axis]: Vanguard Group | Vanguard Fed Money Market Investor Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 416,066